Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	165 Months Ended
	Dec. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Share class
Prospectus [Line Items]
Average Annual Return, Percent		20.99%	12.32%	11.97%	11.77%
Performance Inception Date	Apr. 01, 2011
Share class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.38%	10.75%	10.42%
Share class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.08%	9.52%	9.45%
S&P 500 Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%	13.55%